15. Receivable from Related Parties (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Receivable from related parties	R$ 0	R$ 168,991
Receivable from related parties, current	0	38,835
Receivable from related parties, noncurrent	0	130,156
Controlling shareholders: State of Paraná
Disclosure of transactions between related parties [line items]
Receivable from related parties	0	130,417
Joint Ventures: Voltalia São Miguel do Gostoso
Disclosure of transactions between related parties [line items]
Receivable from related parties	0	38,169
Joint Ventures: Structure sharing
Disclosure of transactions between related parties [line items]
Receivable from related parties	R$ 0	R$ 405